Carrying values of vessels, vessels under construction and goodwill - Capitalized interest (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of impairment of assets [Abstract]
Interest costs capitalised	$ 0.2	$ 1.4	$ 2.8
Capitalisation rate of borrowing costs eligible for capitalisation	1.60%	3.60%
Number of vessels under construction	0	0